Exhibit 99.1 MISSION LANE LLC Mission Lane Credit Card Master Trust April 18, 2025

Transmittal Letter (1/2) April 18, 2025 • The decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or PRIVATE & CONFIDENTIAL on what terms; and Mission Lane LLC • The procedures were not contemplated or performed to satisfy any criteria for due diligence published by a 1504 Belleville Street nationally recognized statistical rating organization. Richmond, VA 23230 Limitations of Procedures Ladies and Gentlemen: The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards: Please find enclosed our report (the “Report”) which was prepared at the request of Mission Lane LLC (“Mission Lane”, “Company” or Client“), in connection with your conduct of due diligence procedures for purposes of the • An audit, review, or compilation of the Client’s historical financial statements or specified elements, accounts or existing extension of credit, be it through a warehouse line of credit, purchase facility, conduit facility, term loan, items thereof related to the Client or the Transaction; securitization, or other means and secured by certain assets originated / serviced by the Client via the Mission Lane • An examination or compilation of any of the Client’s prospective financial information; Credit Card Master Trust facility (collectively, the “Transaction”), in accordance with the terms of our Master Services Agreement dated September 6, 2019 and the Statement of Work dated January 3rd, 2025 (collectively, the “Services • An examination of the Client’s internal controls, and, accordingly, we express no opinion or other form of assurance Agreement”). The Report presents the results of certain limited consulting procedures performed with respect to thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist; Mission Lane’s accounting system, servicing system and/or other asset (receivable) records associated with the • An assessment of whether the receivables were originated in conformance with, or deviated from, the Client’s Transaction. These procedures are described in the “Scope of Services”, which was provided to us by Mission Lane. stated underwriting or credit extension guidelines, standards, criteria or other requirements; The objective of these procedures was to assist Mission Lane’s evaluation of the accuracy of certain receivables • An appraisal or valuation of the collateral securing the receivables; information reported by Mission Lane related to the Transaction. • An assessment of whether the Client complied with federal, state or local laws and regulations in the origination of Client Acknowledgements the receivables; or By acceptance of the Report, you acknowledge that: • A listing of findings for any other factor or characteristic with respect to the receivables not explicitly stated in the procedures. • You have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes including where applicable the We have not verified the information we obtained or presented in the Report, except as explicitly specified therein. determination of sample sizes, and that you do not require us to perform any further procedures; Legal Representation • We make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the reported to you; Transaction, and that it will consult its own legal resources before acting upon any deliverables Protiviti Inc. (“Protiviti”) provides pursuant to the Services Agreement. Client further acknowledges and agrees that Protiviti is not a law firm • The procedures that we performed should not be taken to supplant additional inquiries and procedures that you and is not providing legal advice or analysis and that Protiviti has not engaged legal counsel with respect to the should undertake in your evaluation of the Transaction; services, and that matters of legal interpretation are beyond the Scope of Services. • You have made available to us all accounting system, servicing system and/or other asset (receivable) records associated with the Transaction to meet the requirements of the engagement, including any related instructions, Protiviti expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of assumptions or methodologies, that you believe are necessary for us to complete our procedures; any legal document, relating to the Transaction or otherwise, reviewed during the performance of the services as outlined herein. 2

Transmittal Letter (2/2) (continued) Use of the Report This letter and the Report are intended solely for Client’s information and internal use and are not intended to be and should not be used by anyone other than Client. You agree that without the prior written consent of Protiviti, you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing: • You may provide copies of the Report to any third parties so authorized in accordance with the terms and conditions set forth in the Services Agreement, solely for their informational use in connection with the Transaction, provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such third party has agreed to keep the Report confidential and fully releases Protiviti from any liability arising out of, or in reliance upon, this Report; and • If, in accordance with the terms and conditions set forth in the Services Agreement, it is concluded that SEC Forms ABS-15G and/ or ABS Due Diligence-15E are required for the Transaction: − An unaltered copy of the SEC Form ABS Due Diligence-15E provided by Protiviti with our Report attached may be posted to Client’s SEC Rule 17g-5 website for access by rating agencies who are producing a credit rating for the Transaction. − An unaltered copy of the Report may be attached to Client’s SEC Form ABS-15G for submission to the SEC. Updating of the Report We have no responsibility to update this letter or the Report for events and circumstances occurring after the date of this letter. Very truly yours, Protiviti Inc. By: _________________ Brian Sullivan Managing Director 3

Overview Engagement Overview • Mission Lane LLC (“Mission Lane”) is the “Servicer” for the Mission Lane Credit Card Master Trust facility (collectively, the “Transaction”). The engagement focus is the procedures performed as it relates to eligible credit card receivables included in the Transaction as of December 31, 2024 (the “Portfolio”). • Mission Lane provided an electronic data file of the Portfolio on January 30, 2025 (the “Population File” or “Data Tape”) containing a listing of all eligible credit card accounts included in the Transaction as of December 31, 2024. • Per the Scope, a judgmental sample of credit card receivables from the Population File was subject to testing against the information provided by Mission Lane via the Loan File and the Servicing / Origination System. − The “Loan File” as referenced throughout this Report represents the collateral files provided by Mission Lane (via imaged documentation housed on Mission Lane’s internal imaging repository). Per discussion with Mission Lane Management, these files include the account holder’s credit application and the account opening disclosure statement, as maintained by Mission Lane for each account. The completeness, accuracy, consistency and sufficiency of these files were not assessed per the procedures performed. − The “Servicing / Origination System” as referenced throughout this Report refers to Mission Lane’s servicing and origination system for the credit card receivables. Management was noted to have provided an extract of the data reported within the Servicing / Origination System, the “TSYS System”. • Engagement fieldwork was performed remotely beginning January 30, 2025 and substantively completed on April 18, 2025. − Refer to the Glossary of Terms section for a listing of terms used throughout this Report. 4

CONSULTING PROCEDURES

Documentation & Eligibility Testing Documentation Review – Testing Overview Documentation Review – Results of Procedures • At Mission Lane’s direction, a judgmentally selected sample of 200 eligible credit card The following procedures were performed with respect to the 200 selected eligible credit card accounts (including up to 15 accounts reported as ‘delinquent’) included in the Transaction as accounts included in the Transaction as of December 31, 2024: of December 31, 2024 per the Population File was subject to testing. Mission Lane provided • Credit Application ID: The Credit Application ID was not listed on the Credit Application in the Loan Files and Servicing / Origination System extracts from the TSYS System for the Loan File and thus was not compared for the sample. samples selected. • Customer State (at origination): Compared the state of residence for the accountholder (at − The aging (or delinquency) of the selected accounts was not subject to procedures origination) per the Credit Application in the Loan File to the applicable data field per the Data performed, except as explicitly described in the Documentation Review - Results of Tape. No differences were noted for the 200 samples tested. Procedures sub-section. • Account Open Date: The Credit Application in the Loan File does not list the Account Open • Except as explicitly described, no procedures were performed to determine the accuracy or Date and thus this attribute was not tested. completeness of the information contained on / in the Data Tape, the Loan Files, the TSYS System or other support information provided. • Customer Annual Income: Compared the accountholder’s annual income per the Credit Application in the Loan File to the applicable data field per the Data Tape, noting no differences for the 200 samples tested. 6

Documentation & Eligibility Testing (2) Eligibility – Testing Overview Eligibility – Results of Procedures • At Mission Lane’s direction, a judgmentally selected sample of 200 eligible credit card The following procedures were performed with respect to the 200 selected eligible credit card accounts (including up to 15 accounts reported as ‘delinquent’) included in the Transaction as accounts included in the Transaction as of December 31, 2024: of December 31, 2024 per the Population File was subject to testing. Mission Lane provided • Card Network (Product Name): Compared the card network on the TSYS System data Loan Files and Servicing / Origination System extracts from the TSYS System for the extract to the applicable data field per the Data Tape, noting no differences. samples selected. • Status: Compared the status on the TSYS System data extract to the applicable data field per − Certain extracts provided from the TSYS system were noted to be as of the date that the the Data Tape, noting no differences. credit card accounts were pledged into the Master Trust. • Denomination: The denomination being USD was stated by Management to not be a field within the TSYS system. Management stated that all accounts within the Company are within US dollars and the system will not allow non-US Dollar accounts. • State (current): Compared the state (current – as of December 31, 2024) on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Payment Frequency: The payment frequency being monthly was stated to not be a field within the TSYS system. Management stated that all accounts within the Company are allowed to only have a monthly payment frequency. 7

Asset Level Review Asset Level Review – Testing Overview Asset Level Review – Results of Procedures • At Mission Lane’s direction, a judgmentally selected sample of 200 eligible credit card The following procedures were performed with respect to the 200 selected eligible credit card accounts (including up to 15 accounts reported as ‘delinquent’) included in the Transaction as accounts included in the Transaction as of November 31, 2024: of December 31, 2024 per the Population File was subject to testing. Mission Lane provided • User ID: Compared the user ID on the TSYS System data extract to the applicable data field the TSYS System data extract for the samples selected. per the Data Tape, noting no differences. − The aging (or delinquency) of the selected accounts was not subject to procedures • Account Status: Compared the account status on the TSYS System data extract to the performed, except as explicitly described in the Asset Level Review - Results of applicable data field per the Data Tape, noting no differences. Procedures sub-section. • Account Age: Compared the account age on the TSYS System data extract to the applicable • Except as explicitly described, no procedures were performed to determine the accuracy or data field per the Data Tape, noting no differences. completeness of the information contained on / in the Data Tape, the TSYS System data extract or other support information provided. • Bill Code: Compared the bill code on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Cash Advance APR: Compared the cash advance APR on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Channel: Compared the channel on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Original Credit Limit: Compared the original credit limit on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Current Account Balance: Compared the current account balance on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Customer Age: Compared the customer age on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. 8

Asset Level Review (2) Asset Level Review – Results of Procedures (continued) • FICO Score at Origination: Compared the FICO score (at origination) on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences for 197 of the 200 samples. For three samples (#s 90, 98, and 177) the Microsoft Excel cell for FICO Score was blank, so a comparison to the TSYS System data extract could not be made for these three samples. Per Management, the reason these samples do not have a FICO score listed in the data tape is because they are for customers who lack a credit history or recent use of credit. • Annual Income: Compared the customer annual income on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Account Delinquency Status: Compared the account delinquency status on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Account Principal Balance: Compared the account principal balance on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Product Name: Compared the product name (card network) on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Purchases APR: Compared the purchases APR on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. • Risk Score: Compared the risk score on the TSYS System data extract to the applicable data field per the Data Tape, noting no differences. 9

Glossary of Terms Acronym Term/Definition APR Annual Percentage Rate Client, Company or Mission Lane LLC Mission Lane DTI Debt-to-Income FICO Consumer Credit Score Issuer Mission Lane Credit Card Master Trust Collateral files provided by Mission Lane (via imaged Loan File documentation housed on Mission Lane’s internal imaging repository) Population File or Electronic data file of the Portfolio provided by Mission Lane on Data Tape January 30, 2025 Eligible credit card accounts included in the Transaction as of Portfolio December 31, 2024 Scope or Scope of Scope of Services provided by Mission Lane Services Servicer Mission Lane LLC Servicing / Mission Lane’s Servicing and Origination System Origination System Transaction Mission Lane Credit Card Master Trust TSYS System Third Party Credit Card Processor extract USD US Dollars 10

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